Intangible assets net (Details) - ZHEJIANG TIANLAN ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Patents	¥ 3,950		¥ 3,750
Others	165		165
Amortizable intangible assets	4,115		3,915
Less: accumulated amortization	(2,307)		(2,050)
Net carrying amount of intangble assets	¥ 1,808	$ 1,808	¥ 1,865